Related Party Disclosures - Summary of Transactions Between Related Parties Amount (Details) - Other Related Parties - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases of various goods and services from entities controlled by ATHOS KG	€ 2,071	€ 2,431	€ 1,240
Purchases of property and other assets from entities controlled by ATHOS KG		4,748
Total	€ 2,071	€ 7,179	€ 1,240